Benefit Plans (Weighted Average Assumptions Used To Determine Net Periodic Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Benefit Plans [Abstract]
Discount Rate	5.50%	6.00%
Rate of compensation increase	3.00%	3.00%
Expected long-term return on plan assets	7.75%	7.75%